Related parties	12 Months Ended
Jun. 30, 2023
Related party [Abstract]
Related parties	Related parties
Related parties of the Group that have receivable, payable or other balances are either (i) Non-controlling shareholders, (ii) Patria Investments Limited, which manages the funds that control the Group, or (iii) Key management personnel.
(a)Breakdown of assets and liabilities:

	2023	2022

Assets
Trade receivables (i)	24,487	11,677
Advances to suppliers (i)	-	67

Total assets	24,487	11,744

Liabilities
Trade payables (i)	1,675	274
Advances from customers (i)	-	1,097
Payables for the acquisition of subsidiaries (ii)	100,287	63,930

Total liabilities	101,962	65,301
(i)Refer to commercial transactions in the ordinary course of business with non-controlling shareholders of subsidiaries. Such transactions are carried at the same commercial terms as non-related parties customers.
(ii)Payments in installments to the non-controlling shareholders related to certain business combinations as described in Note 20.
(b)Statement of profit or loss

	2023	2022	2021

Revenue from sales of products (i)	33,032	13,046
Monitoring expenses (ii)	(18,681)	(2,504)	5,592
Interest on payables for the acquisition of subsidiaries	(4,841)
Other expenses	(2,374)	(1,417)	-
			-
Total	7,137	9,125	5,592
(i)Refer to commercial transactions in the ordinary course of business with non-controlling shareholders of subsidiaries. Such transactions are carried at the same commercial terms as non-related party customers.
(ii)Expenses paid to the Parent in relation to management support services for acquisition transactions by Gestão e Transformação S.A.
(c)Key management personnel compensation

	2023	2022	2021

Wages	14,268	11,164	6,540
Direct and indirect benefits	690	427	551
Variable compensation (bonuses)	25,479	3,992	6,148
Short-term benefits	40,437	15,583	13,239

Share-based payment benefits	14,533	—	—

Total	54,970	15,583	13,239
Key management personnel compensation includes payments to Group